Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net loss	$ (29,877,000)	$ (18,885,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	118,174	189,325
Non-cash interest expense (debt discount and deferred costs)	77,000	67,000
Change in fair value of derivative liabilities	(46,000)	(8,000)
Stock-based compensation expense	1,433,000	539,000
Changes in assets and liabilities:
Prepaid expenses and other current assets	(314,000)	(514,000)
Deposits and other assets	(89,000)
Accounts payable, accrued expenses and other current liabilities	3,232,000	(674,000)
Deferred rent (long term)	1,000	16,000
Net cash used in operating activities	(25,465,000)	(19,270,000)
Cash Flows from Investing Activities
Capital expenditures	(202,000)	(29,000)
Net cash used in investing activities	(202,000)	(29,000)
Cash Flows from Financing Activities
Sale of Series D convertible preferred stock, net of costs		20,090,000
Sale of Series E convertible preferred stock, net of costs	10,633,000
Repurchase shares as result of reverse merger	(12,000)
Net proceeds from exercise of stock options	62,000	10,000
Proceeds from notes payable, net		9,879,000
Principal payments under capital lease obligations		(3,000)
Net cash provided by financing activities	10,683,000	29,976,000
Net increase (decrease) in cash and cash equivalents	(14,984,000)	10,677,000
Cash and cash equivalents, at beginning of period	18,923,000	8,246,000
Cash and cash equivalents, at end of period	3,939,000	18,923,000
Supplemental Disclosure of Cash Flow Information
Cash paid during the year for interest	$ 660,000	$ 93,000